Corporate Income Taxes - Changes to Net Deferred Taxes (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		$ 1,545	[1]	$ 2,095
Deferred tax benefit (expense) for the year recorded in income	[1]	549		(438)
Deferred tax benefit (expense) for the year recorded in equity		(224)		(41)
Disposed in divestitures		(35)
Other		4		(71)
Ending balance	[1]	$ 1,839		$ 1,545

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,839 (2024 – $1,545) are represented by deferred tax assets of $3,253 (2024 – $2,942), and deferred tax liabilities of $1,414 (2024 – $1,397) on the Consolidated Statement of Financial Position.